112 SA-1

                       SUPPLEMENT DATED OCTOBER 1, 2002
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                   FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
                              dated August 1, 2002

The Statement of Additional Information (SAI) is amended as follows:

I. The section "State and U.S. Territory Risks" is replaced with the following:

 CALIFORNIA Since the Fund mainly invests in California municipal securities, its performance is closely tied to the ability of issuers of California municipal securities to continue to make principal and interest payments on their securities. The issuers' ability to do this is in turn dependent on economic, political and other conditions within California. Below is a discussion of certain conditions that may affect California municipal issuers. It is not a complete analysis of every material fact that may affect the ability of issuers of California municipal securities to meet their debt obligations or the economic or political conditions within California and is subject to change. The information below is based on data available to the Fund from historically reliable sources, but the Fund has not independently verified it.

 The ability of California's municipal issuers to continue to make principal and interest payments is dependent in large part on their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect the state's revenues including the rate of population growth, unemployment rates, personal income growth, federal aid, and the ability to attract and retain successful businesses. A number of factors can also affect the state's spending including current debt levels and the existence of accumulated budget deficits. The following provides some information on these and other factors.

 ECONOMY:

 California's economy has been the largest of all the states in the nation, and ranks 5th internationally. From 1993 to early 2001, California's economy was fueled by growth in the construction, entertainment, tourism and computer services sectors. From April 2000 to April 2001, California generated 2/3 of the nation's job growth. Although the state entered calendar year 2001 with strong job growth numbers, there has been a significant moderation in the economy since then that was further affected by the events of September 11, 2001. However, it appears that the state's economy has held up fairly well, largely because of stability in the southern part of the state. However, the state has created an average of 1,500 nonfarm jobs each month of 2002 for a total of 10,200. This is much better than the average loss of 2,200 jobs each month in 2001.

 The state predicts that the economic recovery will accelerate through the rest of 2002 and into 2003. By the fourth quarter 2002, the state predicts jobs will be up 1% year-over-year and grow at an annualized rate of about 2.5% on a quarter-to-quarter basis. The state further predicts that it will go into 2003 with annual job growth of 2.7%. Unemployment has edged up to 6.3% in July 2002 from 5.1% in 2000 and 5.3% in 2001. The state estimates that it will stay above 6% for the duration of 2002 and then show improvement in 2003.

 The state's diverse employment as represented by an employment mix is as follows: manufacturing at 13% of employment (based on 2001 state figures), trade 22.7%, services 31.8%, and government 16.2%. Over the past twenty years, the state's personal income level when compared to the nation's has lost ground. In 1980, the state's personal income was 118% of the national level and has been between 112.5% and 113.2% from 1993-2001.

 The terrorist attacks of September 11th have hurt the state's tourism industry. Although it has improved in recent months, it still hasn't returned to its pre-9/11 levels. This has been demonstrated through higher occupancy levels. However, due to declines in average room rates since last fall, profitability for the industry and tax revenues for local governments have been negatively affected.

 FINANCIAL:

 By the end of fiscal 2000, the state had experienced strong improvement in its financial condition, and general fund balances were a positive $8.4 billion or 13.6% of expenditures on a GAAP basis. FY01 started to see a slowdown in revenue growth with an increase in expenditures. Additionally, the state did not experience a repayment of $6 billion in general fund moneys used to fund power purchases during the power crisis in early 2001. As a result, the state experienced deficit operations, which drew down the unreserved fund balance to 6% of expenditures.

 As a result of the slowdown in the state and national economies and the effects of the terrorist attacks of September 11th, the state has had a significant drop-off in revenues, particularly income tax revenues. The state estimates that its unaudited FY02 results showed a deficit. Further contributing to the economic effect on the state's finances is the long-delayed issuance of the State Department of Water Resources (DWR) power bonds, part of which will repay the general fund for the power purchases made in early 2001 totaling $6 billion.


 On September 5, Governor Davis signed a $98.9 billion FY03 budget which was 2 months overdue. The budget closes a $23.6 billion budget deficit through various methods including: program reductions, securitization of the state's tobacco settlement revenues, loans and funding shifts, acceleration of some revenue sources and a deferral of certain tax credits. While a component of the gap-closing program is recurring, most of the items are one time in nature, leaving the state with significant budget gaps in future fiscal years.

 The final FY03 budget also includes aggressive revenue assumptions that could cause additional budget stress should the economy not perform as forecasted. The state predicts that personal income taxes are going to increase 9.4%, sales taxes 6.6% and corporate taxes 29% (this increase is partly due to a change in tax law).

 In 2000, personal income grew 28%, due in large part to the increase in stock options exercised. In FY01, the state still saw growth although it slowed substantially from FY00 to 12.9%. Due to the effects of 9-11 and the substantial economic slowdown, the state is projecting substantial declines in personal income tax revenues for FY02. This is largely due to the weak stock market and reduction in the exercise of stock options. Employee stock option and bonus income, which was $78 billion in 2000 and $44 billion in 2001, is predicted to fall to $31 billion in 2002 before improving slightly to $36 billion in 2003. Capital gains and stock options as a percent of general fund revenue have fluctuated significantly. In FY96, it was 5.6% of general fund revenues, it surged to 24.7% in FY01, dropped to 11.1% in FY02 and is projected to be 9.2% in FY03.

 California's debt levels have grown in recent years as the state has been upgrading its infrastructure and financing new facilities resulting from its large population growth. In 1990, the state's debt per capita was below the median for all states. By 2002, it was $795, above the $573 median for all states, and it ranks 20th nationally. California's debt levels may increase further as the state attempts to address its infrastructure needs and school improvements.

 POWER CRISIS: In early 2001, California experienced a severe electricity market imbalance. The governor declared a state of emergency in mid-January 2001 and directed the DWR to procure all electricity needs for the investor owned utilities (IOUs). The DWR has been reimbursed by current customer charges from a rate increase effective June 1, 2001. The state authorized general fund advances of $7.2 billion for power purchases between January 2001 and May 21, 2001 and spent $4.3 billion to purchase power. The $4.3 billion spent to purchase power was repaid with an interim loan from four financial institutions. The state has been receiving repayments from customer charges and the reimbursement due to the general fund is now $6.6 billion.

 The governor signed a bill authorizing $13.4 billion in DWR revenue bonds. The proceeds will be used to reimburse the general fund and repay the outstanding interim loan. These bonds are not general obligation bonds of the state. Instead, it is anticipated that they will be paid back from utility customer charges over the next 15 years. In addition, the state passed a law restricting general fund involvement in purchasing power to an aggregate $500 million after November 11, 2001. The state hopes to issue the bonds in the fall of 2002. There is no guarantee that the state will issue the bonds in the fall. If the bonds aren't issued it could cause liquidity problems for the state.

 In April 2001, S&P lowered the state's general obligation bond rating to A+ from AA and in November 2001, Moody's lowered the state's rating to A1 from Aa2. Both agencies felt the downgrades were required as a result of the power crisis, decline in tax revenues and slowing of the economy.



               Please keep this supplement for future reference.




112 SA-A1

                        SUPPLEMENT DATED OCTOBER 1, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
                              dated August 1, 2002

The Statement of Additional Information (SAI) is amended as follows:

I. The section "State and U.S. Territory Risks" is replaced with the following:

 CALIFORNIA Since the Fund mainly invests in California municipal securities, its performance is closely tied to the ability of issuers of California municipal securities to continue to make principal and interest payments on their securities. The issuers' ability to do this is in turn dependent on economic, political and other conditions within California. Below is a discussion of certain conditions that may affect California municipal issuers. It is not a complete analysis of every material fact that may affect the ability of issuers of California municipal securities to meet their debt obligations or the economic or political conditions within California and is subject to change. The information below is based on data available to the Fund from historically reliable sources, but the Fund has not independently verified it.

 The ability of California's municipal issuers to continue to make principal and interest payments is dependent in large part on their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect the state's revenues including the rate of population growth, unemployment rates, personal income growth, federal aid, and the ability to attract and retain successful businesses. A number of factors can also affect the state's spending including current debt levels and the existence of accumulated budget deficits. The following provides some information on these and other factors.

 ECONOMY:

 California's economy has been the largest of all the states in the nation, and ranks 5th internationally. From 1993 to early 2001, California's economy was fueled by growth in the construction, entertainment, tourism and computer services sectors. From April 2000 to April 2001, California generated 2/3 of the nation's job growth. Although the state entered calendar year 2001 with strong job growth numbers, there has been a significant moderation in the economy since then that was further affected by the events of September 11, 2001. However, it appears that the state's economy has held up fairly well, largely because of stability in the southern part of the state. However, the state has created an average of 1,500 nonfarm jobs each month of 2002 for a total of 10,200. This is much better than the average loss of 2,200 jobs each month in 2001.

 The state predicts that the economic recovery will accelerate through the rest of 2002 and into 2003. By the fourth quarter 2002, the state predicts jobs will be up 1% year-over-year and grow at an annualized rate of about 2.5% on a quarter-to-quarter basis. The state further predicts that it will go into 2003 with annual job growth of 2.7%. Unemployment has edged up to 6.3% in July 2002 from 5.1% in 2000 and 5.3% in 2001. The state estimates that it will stay above 6% for the duration of 2002 and then show improvement in 2003.

 The state's diverse employment as represented by an employment mix is as follows: manufacturing at 13% of employment (based on 2001 state figures), trade 22.7%, services 31.8%, and government 16.2%. Over the past twenty years, the state's personal income level when compared to the nation's has lost ground. In 1980, the state's personal income was 118% of the national level and has been between 112.5% and 113.2% from 1993-2001.

 The terrorist attacks of September 11th have hurt the state's tourism industry. Although it has improved in recent months, it still hasn't returned to its pre-9/11 levels. This has been demonstrated through higher occupancy levels. However, due to declines in average room rates since last fall, profitability for the industry and tax revenues for local governments have been negatively affected.

 FINANCIAL:

 By the end of fiscal 2000, the state had experienced strong improvement in its financial condition, and general fund balances were a positive $8.4 billion or 13.6% of expenditures on a GAAP basis. FY01 started to see a slowdown in revenue growth with an increase in expenditures. Additionally, the state did not experience a repayment of $6 billion in general fund moneys used to fund power purchases during the power crisis in early 2001. As a result, the state experienced deficit operations, which drew down the unreserved fund balance to 6% of expenditures.

 As a result of the slowdown in the state and national economies and the effects of the terrorist attacks of September 11th, the state has had a significant drop-off in revenues, particularly income tax revenues. The state estimates that its unaudited FY02 results showed a deficit. Further contributing to the economic effect on the state's finances is the long-delayed issuance of the State Department of Water Resources (DWR) power bonds, part of which will repay the general fund for the power purchases made in early 2001 totaling $6 billion.


 On September 5, Governor Davis signed a $98.9 billion FY03 budget which was 2 months overdue. The budget closes a $23.6 billion budget deficit through various methods including: program reductions, securitization of the state's tobacco settlement revenues, loans and funding shifts, acceleration of some revenue sources and a deferral of certain tax credits. While a component of the gap-closing program is recurring, most of the items are one time in nature, leaving the state with significant budget gaps in future fiscal years.

 The final FY03 budget also includes aggressive revenue assumptions that could cause additional budget stress should the economy not perform as forecasted. The state predicts that personal income taxes are going to increase 9.4%, sales taxes 6.6% and corporate taxes 29% (this increase is partly due to a change in tax law).

 In 2000, personal income grew 28%, due in large part to the increase in stock options exercised. In FY01, the state still saw growth although it slowed substantially from FY00 to 12.9%. Due to the effects of 9-11 and the substantial economic slowdown, the state is projecting substantial declines in personal income tax revenues for FY02. This is largely due to the weak stock market and reduction in the exercise of stock options. Employee stock option and bonus income, which was $78 billion in 2000 and $44 billion in 2001, is predicted to fall to $31 billion in 2002 before improving slightly to $36 billion in 2003. Capital gains and stock options as a percent of general fund revenue have fluctuated significantly. In FY96, it was 5.6% of general fund revenues, it surged to 24.7% in FY01, dropped to 11.1% in FY02 and is projected to be 9.2% in FY03.

 California's debt levels have grown in recent years as the state has been upgrading its infrastructure and financing new facilities resulting from its large population growth. In 1990, the state's debt per capita was below the median for all states. By 2002, it was $795, above the $573 median for all states, and it ranks 20th nationally. California's debt levels may increase further as the state attempts to address its infrastructure needs and school improvements.

 POWER CRISIS: In early 2001, California experienced a severe electricity market imbalance. The governor declared a state of emergency in mid-January 2001 and directed the DWR to procure all electricity needs for the investor owned utilities (IOUs). The DWR has been reimbursed by current customer charges from a rate increase effective June 1, 2001. The state authorized general fund advances of $7.2 billion for power purchases between January 2001 and May 21, 2001 and spent $4.3 billion to purchase power. The $4.3 billion spent to purchase power was repaid with an interim loan from four financial institutions. The state has been receiving repayments from customer charges and the reimbursement due to the general fund is now $6.6 billion.

 The governor signed a bill authorizing $13.4 billion in DWR revenue bonds. The proceeds will be used to reimburse the general fund and repay the outstanding interim loan. These bonds are not general obligation bonds of the state. Instead, it is anticipated that they will be paid back from utility customer charges over the next 15 years. In addition, the state passed a law restricting general fund involvement in purchasing power to an aggregate $500 million after November 11, 2001. The state hopes to issue the bonds in the fall of 2002. There is no guarantee that the state will issue the bonds in the fall. If the bonds aren't issued it could cause liquidity problems for the state.

 In April 2001, S&P lowered the state's general obligation bond rating to A+ from AA and in November 2001, Moody's lowered the state's rating to A1 from Aa2. Both agencies felt the downgrades were required as a result of the power crisis, decline in tax revenues and slowing of the economy.



                Please keep this supplement for future reference.